Subsequent Events (Details)		May 13, 2026 USD ($) $ / shares shares	Apr. 23, 2026 USD ($)	Oct. 01, 2025 USD ($)	Sep. 29, 2025 shares	Mar. 31, 2026 $ / shares	Dec. 30, 2025 $ / shares	Nov. 29, 2025 $ / shares	Nov. 20, 2025 $ / shares	Nov. 07, 2025 $ / shares	Sep. 30, 2025 $ / shares
Subsequent Events [Line Items]
Potential acquisition transaction | $				$ 3,350,000
Revolving loan facility | $			$ 4,000,000
Interest rate			3.00%
Cash Flow Hedge, Interest Rate, Hedging Exposure, Maximum Period			1 year
Loan | $			$ 1,200,000
Share Consolidation at the ratio		100
Authorized share capital | $		$ 200,000
Dividends (in Shares) | shares		16,000,000,000
Ordinary share par value (in Dollars per share) | $ / shares										$ 0.05
Class A ordinary shares
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares	[1]					$ 0.001					$ 500
Divided | $		$ 200,000
Common stock dividends, shares (in Shares) | shares					160,000,000
Class A ordinary shares | Common Stock [Member]
Subsequent Events [Line Items]
Dividends (in Shares) | shares		160,000,000
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.00001						$ 5	$ 0.05
Class B ordinary shares
Subsequent Events [Line Items]
Authorized share capital | $		$ 4,000,000,000
Ordinary share par value (in Dollars per share) | $ / shares	[1]					$ 0.001					$ 0.001
Share capital | $		$ 0.00001
Common stock dividends, shares (in Shares) | shares					40,000,000
Class B ordinary shares | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares							$ 5	$ 5		$ 0.05
Common stock dividends, shares (in Shares) | shares		40,000,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.001
Class B Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.001

[1]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.